Offerings - Offering: 1	Sep. 16, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value per share
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	2.28
Maximum Aggregate Offering Price	$ 6,840,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,047.20
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers and indeterminate amount of interests to be offered and issued under the Amended and Restated 2002 Equity Incentive Plan (the "Plan") to prevent dilution resulting from stock splits, stock dividends or similar transactions. (2) Estimated in accordance with Rule 457(h)(1) and (c) under the Securities Act solely for the purposes of calculating the registration fee, based on the average high and low prices of the Registrant's common stock reported on September 12, 2025, as reported by The Nasdaq Stock Market, which was $2.28 per share. (3) Pursuant to General Instruction E to Form S-8, a filing fee is only being paid with respect to the registration of the additional securities available for issuance under the Plan.